Share-Based Compensation (Details) - USD ($)				12 Months Ended
	Mar. 01, 2023	Jan. 13, 2023	Aug. 08, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation [Abstract]
Restricted shares granted			1,000,000	330,000
Restricted shares vested			520,000	150,000
Restricted shares	178,922	1,000,000	937,500
Unrecognized share-based compensation expenses (in Dollars)				$ 379,488
Expected to be recognized over a weighted average period				4 months 2 days
Share-based compensation expense (in Dollars)				$ 1,260,339	$ 440,625